AMOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Jul. 31, 2023
AMOUNTS PAYABLE AND OTHER LIABILITIES	6. AMOUNTS PAYABLE AND OTHER LIABILITIES
	July 31, 2023	July 31, 2022
Amounts payable	$23,121	$170,736
Accrued liabilities	-	17,399
	$23,121	$188,135